Consolidated statements of changes in shareholders' equity - ARS ($) $ in Thousands		Share Capital [Member]	Inflation Adjustment of Share Capital [Member]	Share Premium [Member]	Legal Reserves [Member]	Reserve For Future Dividends [Member]	Special Reserve Cnv 609/12 [Member]	Special Reserve [Member]	Changes In Non-Controlling Interests [Member]	Retained Earnings [Member]	Subtotal [Member]	Non-Controlling Interests [Member]	Total
Beginning of the year at Jun. 30, 2015		$ 126,014	$ 69,381	$ 444,226	$ 39,078		$ 2,700,192		$ (19,770)	$ 4,757,796	$ 8,116,917	$ 443,500	$ 8,560,417
Changes In Equity [Roll Forward]
Comprehensive income for the year										11,821,280	11,821,280	431,252	12,252,532
Assignment of results - Shareholders' meeting	[1]									(283,580)	(283,580)		(283,580)
Dividends distribution to non-controlling interest												(99,027)	(99,027)
Reduction of capital contribution of non-controlling interest												(123)	(123)
Ending of the year at Jun. 30, 2016		126,014	69,381	444,226	39,078		2,700,192		(19,770)	16,295,496	19,654,617	775,602	20,430,219
Changes In Equity [Roll Forward]
Comprehensive income for the year										3,260,476	3,260,476	117,038	3,377,514
Assignment of results - Shareholders' meeting	[1]					356,598				(816,598)	(460,000)		(460,000)
Assignment of results - Shareholders' meeting of April5, 2017	[1]									(310,000)	(310,000)		(310,000)
Changes in non-controlling interest									(14)		(14)	(851)	(865)
Incorporation as result of business combination												40,004	40,004
Dividends distribution to non-controlling interest												(60,622)	(60,622)
Ending of the year at Jun. 30, 2017		126,014	69,381	444,226	39,078	356,598	2,700,192		(19,784)	18,429,374	22,145,079	871,169	23,016,248
Changes In Equity [Roll Forward]
Comprehensive income for the year										15,099,936	15,099,936	556,087	15,656,023
Equity contributions of the non-controling interest												253	253
Assignment of results - Shareholders' meeting	[1]					(356,598)		2,627,076		(2,950,478)	(680,000)		(680,000)
Incorporation as result of business combination												6,763	6,763
Dividends distribution to non-controlling interest												(36,400)	(36,400)
Ending of the year at Jun. 30, 2018		$ 126,014	$ 69,381	$ 444,226	$ 39,078		$ 2,700,192	$ 2,627,076	$ (19,784)	$ 30,578,832	$ 36,565,015	$ 1,397,872	$ 37,962,887

[1]	See Note 16.